Note Payable to Shareholders (Details Narrative) - USD ($)	Aug. 31, 2019	May 25, 2019	Aug. 31, 2018
Note Payable	$ 0		$ 70,000
Dan Nguyen
Note Payable		$ 1,666,667
Interest Rate		5.00%
Edward Manolos
Note Payable		$ 1,666,667
Interest Rate		5.00%